SUPPLEMENT dated April 11, 2001


                              To the PROSPECTUS of

                           Standish Select Value Fund
                         (formerly Standish Equity Fund)
                          Standish Small Cap Value Fund
                         Standish Small Cap Growth Fund
                          (Institutional Class Shares)
                    Standish Small Capitalization Equity Fund
                       Standish International Equity Fund
                      Standish International Small Cap Fund

                             Dated: January 31, 2001

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Standish International Small Cap Fund:

      The following information replaces the information in the Fund managers table on page 13 of the attached prospectus for the Standish International Small Cap Fund:

Fund Managers
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Fund                        Fund Managers           Positions during the past
                                                    five years
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International Small Cap     Daniel B. LeVan         Vice president of Standish,
Fund Dan is responsible for the portfolio management and quantitative research for global and small cap equities.


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